LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended
	December 31,
	2016	2017	2018
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(913,477)	(369,161)	(24,418)	(3,551)

Denominator:
Number of shares outstanding, opening	400,165,607	421,522,374	425,150,082	425,150,082
Weighted average number of shares issued	20,702,130	4,067,372	1,659,485	1,659,485
Weighted average number of shares repurchased	(12,678,015)	—	—	—
Weighted-average number of shares outstanding – Basic and diluted	408,189,722	425,589,746	426,809,567	426,809,567
Loss per share
-Basic and diluted	(2.24)	(0.87)	(0.06)	(0.01)